Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 407,355	$ 239,329
Marketable securities	162,683	6,142
Trade and other receivables	65,468	70,035
Inventories	369,759	417,541
Prepaid expenses	26,352	44,529
Other current assets	10,608	6,529
Assets held for sale	928,332	0
Current assets	1,970,557	784,105
Non-current assets
Restricted cash	7,567	12,201
Inventories	368,130	277,102
Mineral properties, plant and equipment	7,910,329	5,564,713
Deferred income tax assets	0	2,339
Other assets	278,812	73,135
Total assets	10,535,395	6,713,595
Current liabilities
Accounts payable and accrued liabilities	302,420	258,341
Income taxes payable	153,118	10,103
Current portion of loans and borrowings	181,330	135,592
Current portion of deferred revenue	127,597	116,334
Current portion of derivative liabilities	184,171	116,563
Other current liabilities	82,663	52,158
Liabilities relating to assets held for sale	230,675	0
Current liabilities	1,261,974	689,091
Non-current liabilities
Loans and borrowings	1,373,350	1,212,239
Deferred revenue	165,130	266,718
Derivative liabilities	46,710	46,372
Reclamation and closure cost provisions	229,787	130,174
Deferred income tax liabilities	1,411,851	799,972
Other non-current liabilities	251,286	171,477
Total liabilities	4,740,088	3,316,043
Shareholders’ equity
Common shares	4,874,712	2,798,820
Reserves	93,081	74,100
Accumulated other comprehensive income (loss)	7,516	(89,027)
Retained earnings	819,998	613,659
Total equity	5,795,307	3,397,552
Total liabilities and equity	$ 10,535,395	$ 6,713,595